IMPAIRMENT REVERSALS	12 Months Ended
Dec. 31, 2021
Impairment of assets [Abstract]
Impairment (reversals) charges
10 ■ Impairment (Reversals) Charges

For the years ended December 31	2021	2020
Impairment reversals of long-lived assets[1]	($63)	($281)
Impairment of intangibles[1]	—	12
Total	($63)	($269)
[1]Refer to note 21 for further details.